Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Bank borrowings
- Current			RM 117,300
- Non-current			98,059
Total bank borrowings			215,359
Other borrowings – current	600,000	142,426	600,000
Total borrowings	600,000	142,426	815,359
The Company borrowings is presented as:
Current	600,000	142,426	717,300
Non-current			98,059
Total borrowings	RM 600,000	$ 142,426	RM 815,359